Submission	Oct. 05, 2026
Submission [Line Items]
Central Index Key	0000057183
Registrant Name	SPIRE MISSOURI INC
Registration File Number	333-287024-01
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES